Longterm debt and credit facility - Credit Facility (Details) $ in Thousands, $ in Millions						2 Months Ended
	Sep. 04, 2024 CAD ($)	Sep. 04, 2024 USD ($)	Jun. 10, 2024 USD ($)	Mar. 01, 2024 CAD ($)	Mar. 01, 2024 USD ($)	Nov. 30, 2024 CAD ($)	Nov. 30, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Sep. 04, 2024 USD ($)	Mar. 01, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Total payments								$ 45,817			$ 16,923	$ 16,919
Credit Facility
Disclosure of detailed information about borrowings [line items]
Amount of credit facility										$ 50.0
Credit facility term				12 months	12 months
Incremental percentage on quarterly interest rate in each 90 days following March 1, 2024			0.50%
Credit Facility | $20 million capital raised prior to October 31, 2024
Disclosure of detailed information about borrowings [line items]
Amount of capital raise			$ 20.0
Credit Facility | Incremental capital raised in excess of $25 million in certain financings
Disclosure of detailed information about borrowings [line items]
Amount of capital raise			$ 25.0
Reduction of mandatory prepayment amount (%)			50.00%
Base rate loan | Federal Funds Effective Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			0.50%
Base rate loan | National Bank variable rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			4.00%
Term benchmark loan
Disclosure of detailed information about borrowings [line items]
Total payments	$ 33,800			$ 33,900					$ 25.0	$ 25.0
Borrowing fees	$ 1,000	$ 0.7		$ 1,000	$ 0.7
Mandatory prepayments amount						$ 35,000	$ 25.0
Term benchmark loan | SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			5.00%
Additional variable interest rate for one month draw			0.10%
Additional variable interest rate for three months draws			0.15%
Additional variable interest rate for six months draws			0.25%